Related parties	12 Months Ended
Dec. 31, 2017
Related parties
Related parties

12.          Related parties

a)Compensation of key management personnel

Key management personnel include board of director members, officers and executive committee members. The compensation paid or payable to officers and directors services is as follows:

	For the year ended December 31,
	2017	2016

Salaries and wages	17.4	16.7
Bonus	6.7	6.2
Share-based compensation and restricted share units plans	24.8	11.6

	48.9	34.5

b)Guarantees granted

The Company granted guarantees for some property rental agreements entered into by three of its executive officers, the amounts involved are not material.

c)Maintenance agreements

ALAB entered into Maintenance Agreements to aircraft with a TAP Manutenção e Engenharia Brasil S/A (“TAP ME”). TAP ME is part of the same economic group as TAP.

The total value of maintenance services acquired by the Company pursuant to such Maintenance Agreements during the year ended December 31, 2017 was R$83.3 (December 31, 2016 - R$126.0).

d)Codeshare Agreement

During the year ended December 31, 2015, ALAB signed a codeshare agreement with TAP and United, which will provide transport of passengers whose tickets have been issued by one of the airlines and the service is performed by the other.

e)Loan agreements receivable

On September 2, 2016 the Company entered into a loan agreement with a shareholder in the amount of US$2.8 million (December 31, 2017 - R$9.7). This agreement bears interest at a rate of Libor plus 2.3% p.a. and matures in 2019.

On November 24, 2017 the Company entered into a loan agreement with HNA, the borrower, in the amount of US$22 million (December 31, 2017 - R$73.2). This agreement bears a one time upfront fee of 1% of the principal and interest at a rate of 1.0% per calendar month, and matures in 364 days from the signing date. The loan is guaranteed by a pledge of 25,472,852 preferred shares of Azul owned by HNA.

f)Transactions with TAP

The Company entered into certain transactions with TAP as described below:

	For the year ended December 31,
	2017	2016

Aircraft sublease (i)	(8.5)	(126.0)
TAP Convertible Bonds (ii)	202.9	289.0

	194.4	163.0

i.Aircraft sublease

In March 2016, the Company subleased fifteen aircraft to its related party TAP. Seven of the fifteen leases had been executed at a time when the market for regional aircraft was higher than when the related seven subleases were executed. As a result, although the Company believes that the rates in these seven subleases represented approximate market rates at the time of their execution, the Company will receive from TAP an amount lower than the amount that the Company has to pay under the related leases. This difference considering the total term of sublease contracts discounted to its net present value was R$68.9 in December 31, 2017 (December 31, 2016 — R$115.6) and recorded as a provision for the obligations under onerous leases, as required by IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”, representing the remaining amount of the future unavoidable costs under the leases.

The loss recognized in “result from related party transaction, net” in the year ending December 31, 2016 relates to the creation of the onerous lease provision. The gain recognized in the year ending December 31, 2017 is mainly driven by i) a reversal of part of the provision which relates to costs that are expected to be avoidable should the company exercise an early termination option of the contracts with the lessor net of related fine and; ii) an update of the estimates used in the calculation of the present value of the liability based on the latest available information.

In July 2017, the Company subleased two additional aircraft to TAP. These aircraft are owned by the Company and the rates in these leases represented market rates at the time of their execution. Additionally, two of the fifteen initially subleased aircraft was returned TAP, resulting in a total of fifteen aircraft subleased to TAP as of December 31, 2017.

For the fifteen subleases, over the year ended December 31, 2017, amounts received from TAP from the subleases amounted to R$113.4, and amounts paid to the lessors of the related aircrafts totaled R$138.0.

ii.TAP Convertible Bonds

On March 14, 2016, the Company acquired series A convertible bonds issued by TAP (the “TAP Convertible Bonds”) for an amount of €90 million. The TAP Convertible Bonds are convertible, in whole or in part at, the option of Azul into new shares representing the share capital of TAP benefiting from enhanced preferential economic rights (the “TAP Shares”). Upon full conversion, the TAP Shares will represent 6.0% of the total and voting capital of TAP, with the right to receive dividends or other distributions corresponding to 41.25% of distributable profits of TAP.

The option is exercisable starting in July 2016. The TAP Convertible Bonds mature 10 years from their issuance and bear interest at an annual rate of 3.75% until June 20, 2016 and at rate of 7.5% thereafter. Accrued interest remains unpaid until the earlier of the maturity date or early redemption of the bonds.

TAP has the right to early redeem the TAP Convertible Bonds if not yet converted and upon the earlier of (i) occurrence of an IPO, or (ii) 4 years from issuance of the TAP Convertible Bonds provided that TAP should be in compliance with certain financial covenants. The TAP Convertible Bonds will be redeemed at their principal amount together with the accrued unpaid interest.

The TAP Convertible Bonds, as well as the option to convert them into TAP Shares, were classified as a single financial asset recorded at changes in the fair value through profit or loss, under “Result from related parties transactions, net”, classified in “Long term investments”.

For the year ended December 31, 2017, the net result from changes in the fair value of TAP Convertible Bonds was a net gain of R$202.9 including a gain from the derecognition of the financial liability for HNA’s option on TAP Convertible Bonds of R$154.4 (Note 21), due to the lack of option exercise from HNA.

g)Hainan Airlines Holding Co. Ltd.

On February 5, 2016, the Company entered into an Investment Agreement with Hainan Airlines Holding Co. Ltd (“HNA”), under which HNA committed to make a contribution for a total amount of US$450 million (equivalent to R$1,753.9 on February 5, 2016). The Investment Agreement consists of the following:

i)Capital contribution

On March 14, 2016, the Company received approx. US$100 million (equivalent to R$360.8) related to a subordinated loan convertible to Azul class D preferred shares and on the same date acquired €90 million (equivalent to R$360.8) in Series A convertible bonds issued by TAP.

During the year ended December 31, 2016 the Company converted the loan into increase to issued capital in the amount of R$324.8 and received approx. US$350 million (equivalent to R$660.4). Such amount was used for (i) the subscription of 63,241,900 class D preferred shares of Azul, amounting to R$985.2 and (ii) R$487.9 allocated to the “Capital reserve” account (Note 19).

Under the terms of the agreement, HNA had the option to acquire part of the economic benefits of TAP Convertible Bonds at a notional value of €30 million. The option matured on December 2, 2017 and was not exercised. The fair value of this option, previously recognized as a financial liability (Note 21) was recognized as a gain in “Result from related parties transactions, net” in the amount of R$154.4.

ii)Aggregate economic interest in TAP

Following Parpública — Participações Públicas’ (“Parpública”), an entity controlled by the Portuguese Government, exercise of its option to subscribe €30 million of TAP convertible loans, in order to re-establish HNA’s indirect shareholding of TAP, the Company agreed to transfer to HNA, Atlantic Gateway securities or other instruments acceptable to HNA representing at the time of issuance an aggregate 3% economic interest in TAP on a fully diluted basis immediately following the transfer (“Settlement Transaction”). This obligation, valued at €6.9 million (R$26.0).

h)Related parties Guarantees

ALAB entered into a Deed of Guarantee and Indemnity as of September 15, 2017, in connection with the obligations and liabilities related to the operating lease agreements of three A350-900XW aircraft entered into by Hong Kong Airlines and Beijing Capital Airlines, companies of the HNA Group, shareholder of the Company, and Wilmington Trust SP Services (Dublin) Limited.

i)Operating lease agreements

As of September 12, 2017, ALAB entered into Operating Lease Agreements to five A330 neo aircraft with Avolon Aerospace Leasing Ltd (“Avolon”). Avolon is part of the same economic group as HNA.

The Company carried out an extensive pricing process with the main players in the international aircraft leasing market, including Avolon’s competitors. Upon completion of this process, the transaction with Avolon presented the best terms and conditions for the Company. This transaction has been completed on arms’ length terms that would be applicable in transactions with third parties.